INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	$ 186,884
Opening Balance - Liabilities	1,663,983
Closing balance - Assets	212,024	$ 186,884
Closing balance - Liabilities	1,625,047	1,663,983
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39	1,663,983
Amount Restated to financial assets on Adoption of IFRS 9	1,627
Amount Restated to financial liabilities on Adoption of IFRS 9	0
Opening Balance - Liabilities	1,663,983	1,782,834
Deferred tax Expenses (Income)	(11,196)	(168,278)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		52,199
Increase (decrease) Net exchange differences	(27,740)	(2,772)
Closing balance - Liabilities	1,625,047	1,663,983	$ 1,782,834
Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	7,433
Closing balance - Assets	6,105	7,433
Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	19,276
Closing balance - Assets	19,072	19,276
Accrued Liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	11,267
Closing balance - Assets	10,906	11,267
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	11,657
Opening Balance - Liabilities	860,498
Closing balance - Assets	10,125	11,657
Closing balance - Liabilities	829,288	860,498
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39	860,498
Amount Restated to financial liabilities on Adoption of IFRS 9	0
Opening Balance - Liabilities	860,498	934,892
Deferred tax Expenses (Income)	(23,428)	(82,445)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		9,735
Increase (decrease) Net exchange differences	(7,782)	(1,684)
Closing balance - Liabilities	829,288	860,498	934,892
Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	4,348
Opening Balance - Liabilities	12,684
Closing balance - Assets	9,761	4,348
Closing balance - Liabilities	14,225	12,684
Financial Instruments [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39	12,684
Amount Restated to financial assets on Adoption of IFRS 9	709
Amount Restated to financial liabilities on Adoption of IFRS 9	0
Opening Balance - Liabilities	12,684	7,186
Deferred tax Expenses (Income)	1,542	5,497
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	(1)	1
Closing balance - Liabilities	14,225	12,684	7,186
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	62,706
Closing balance - Assets	109,320	62,706
Inventories [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,941
Opening Balance - Liabilities	32,580
Closing balance - Assets	5,532	5,941
Closing balance - Liabilities	39,025	32,580
Inventories [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39	32,580
Amount Restated to financial liabilities on Adoption of IFRS 9	0
Opening Balance - Liabilities	32,580	31,072
Deferred tax Expenses (Income)	6,445	1,508
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	0	0
Closing balance - Liabilities	39,025	32,580	31,072
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	21,354
Closing balance - Assets	7,443	21,354
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,149
Closing balance - Assets	5,001	5,149
Allowance for Doubtful Accounts [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Amount Restated to financial assets on Adoption of IFRS 9	918
Intangible revaluation differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	10,389
Opening Balance - Liabilities	22,014
Closing balance - Assets	7,651	10,389
Closing balance - Liabilities	20,240	22,014
Intangible revaluation differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39	22,014
Amount Restated to financial liabilities on Adoption of IFRS 9	0
Opening Balance - Liabilities	22,014	27,222
Deferred tax Expenses (Income)	(562)	(4,880)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	(1,212)	(328)
Closing balance - Liabilities	20,240	22,014	27,222
Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	27,364
Opening Balance - Liabilities	17,731
Closing balance - Assets	21,108	27,364
Closing balance - Liabilities	22,790	17,731
Other Deductible/Taxable Temporary Differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39	17,731
Amount Restated to financial liabilities on Adoption of IFRS 9	0
Opening Balance - Liabilities	17,731	20,004
Deferred tax Expenses (Income)	6,450	(6,730)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		4,467
Increase (decrease) Net exchange differences	(1,391)	(10)
Closing balance - Liabilities	22,790	17,731	20,004
Biological Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	676,876
Closing balance - Liabilities	661,582	676,876
Biological Assets [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39	676,876
Amount Restated to financial liabilities on Adoption of IFRS 9	0
Opening Balance - Liabilities	676,876	719,577
Deferred tax Expenses (Income)	2,060	(79,947)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		37,997
Increase (decrease) Net exchange differences	(17,354)	(751)
Closing balance - Liabilities	661,582	676,876	719,577
Prepaid Expenses [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	41,600
Closing balance - Liabilities	37,897	41,600
Prepaid Expenses [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities IAS 39	41,600
Amount Restated to financial liabilities on Adoption of IFRS 9	0
Opening Balance - Liabilities	41,600	42,881
Deferred tax Expenses (Income)	(3,703)	(1,281)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	0	0
Closing balance - Liabilities	37,897	41,600	42,881
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	186,884
Opening Balance - Assets	186,884	157,866
Deferred tax Expenses (Income)	29,772	13,351
Deferred tax of items charged to other comprehensive income	4,707	(10,437)
Increase (decrease) through Business Combination		28,640
Increase (decrease) Net exchange differences	(10,966)	(2,536)
Closing balance - Assets	212,024	186,884	157,866
Deferred Tax Assets [Member] | Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	7,433
Opening Balance - Assets	7,433	5,771
Deferred tax Expenses (Income)	(1,015)	931
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		726
Increase (decrease) Net exchange differences	(313)	5
Closing balance - Assets	6,105	7,433	5,771
Deferred Tax Assets [Member] | Post-Employment Benefits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	19,276
Opening Balance - Assets	19,276	17,618
Deferred tax Expenses (Income)	297	2,286
Deferred tax of items charged to other comprehensive income	(504)	(673)
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	3	45
Closing balance - Assets	19,072	19,276	17,618
Deferred Tax Assets [Member] | Accrued Liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	11,267
Opening Balance - Assets	11,267	11,716
Deferred tax Expenses (Income)	(361)	(405)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	0	(44)
Closing balance - Assets	10,906	11,267	11,716
Deferred Tax Assets [Member] | Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	11,657
Opening Balance - Assets	11,657	9,806
Deferred tax Expenses (Income)	(1,532)	1,850
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	0	1
Closing balance - Assets	10,125	11,657	9,806
Deferred Tax Assets [Member] | Financial Instruments [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	4,348
Opening Balance - Assets	5,057	12,699
Deferred tax Expenses (Income)	(507)	1,414
Deferred tax of items charged to other comprehensive income	5,211	(9,764)
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	0	(1)
Closing balance - Assets	9,761	5,057	12,699
Deferred Tax Assets [Member] | Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	62,706
Opening Balance - Assets	62,706	50,917
Deferred tax Expenses (Income)	53,103	7,271	11,498
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		6,093
Increase (decrease) Net exchange differences	(6,489)	(1,575)
Closing balance - Assets	109,320	62,706	50,917
Deferred Tax Assets [Member] | Inventories [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	5,941
Opening Balance - Assets	5,941	7,158
Deferred tax Expenses (Income)	(378)	(1,435)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		221
Increase (decrease) Net exchange differences	(31)	(3)
Closing balance - Assets	5,532	5,941	7,158
Deferred Tax Assets [Member] | Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	21,354
Opening Balance - Assets	21,354	14,300
Deferred tax Expenses (Income)	(13,910)	7,054
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	(1)	0
Closing balance - Assets	7,443	21,354	14,300
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	5,149
Opening Balance - Assets	5,149	4,886
Deferred tax Expenses (Income)	(843)	(854)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		1,133
Increase (decrease) Net exchange differences	(223)	(16)
Closing balance - Assets	5,001	5,149	4,886
Deferred Tax Assets [Member] | Intangible revaluation differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	10,389
Opening Balance - Assets	10,389	10
Deferred tax Expenses (Income)	(1,244)	(954)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		11,333
Increase (decrease) Net exchange differences	(1,494)	0
Closing balance - Assets	7,651	10,389	10
Deferred Tax Assets [Member] | Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets IAS 39	27,364
Opening Balance - Assets	27,364	22,985
Deferred tax Expenses (Income)	(3,838)	(3,807)
Deferred tax of items charged to other comprehensive income	0	0
Increase (decrease) through Business Combination		9,134
Increase (decrease) Net exchange differences	(2,418)	(948)
Closing balance - Assets	$ 21,108	$ 27,364	$ 22,985